Federated Hermes Floating Rate Strategic Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
CLASS C SHARES (TICKER FRICX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO PROSPECTUS DATED MAY 31, 2020
Under the section entitled “What are the Fund’s Principal Investments?” and under the sub-section entitled “Other Investments, Transactions, Techniques,” please add the following under “Investment Ratings for Noninvestment-Grade Securities”:
“Additional Information Regarding the Security Selection Process
As part of analysis inherent in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors. This qualitative analysis does not automatically result in including or excluding specific securities but may be used by Federated Hermes as an additional input to improve portfolio risk/return characteristics.”
Under the section entitled “What are the Specific Risks of Investing in the Fund?,” please delete the sub-section “Epidemic and Pandemic Risk,” in its entirety, under “Risk Related to the Economy” and replace it with the following:
“Epidemic and Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally (“COVID-19”). This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain Fund service providers and issuers of the Fund’s investments, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
The United States has responded to the COVID-19 pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals that have been adversely impacted by the COVID-19 pandemic. In addition, in mid-March 2020 the U.S. Federal Reserve (“Fed”) cut interest rates to historically low levels and announced a new round of quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system; establishing swap lines with other major central banks to provide dollar funding; establishing a program to support money market funds; easing various bank capital buffers; providing funding backstops for businesses to provide bridging loans for up to four years; and providing funding to help credit flow in asset-backed securities markets. The Fed also plans to extend credit to small- and medium-sized businesses.”
Under the heading entitled “What are the Specific Risks of Investing in the Fund?,” please delete the description for “Risk of Investing in Emerging Market Countries,” in its entirety, and replace it with the following:
“RISK OF INVESTING IN EMERGING MARKET COUNTRIES
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed countries. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe down-turns (with corresponding currency devaluations) than developed economies.

Emerging market companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Emerging market companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, emerging market countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning emerging market companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. The Fund may have difficulties enforcing its legal or contractual rights in an emerging market country.
Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.”
Under the section entitled “How is the Fund Sold,” please delete the first sentence, in its entirety, and replace it with the following:
“The Fund has established the following Share classes: Class A Shares (A), Class A1 Shares (A1), Class C Shares (C), Institutional Shares (IS), and Class R6 Shares (R6), each representing interests in a single portfolio of securities.”
December 10, 2020

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455346 (12/20)
© 2020 Federated Hermes, Inc.

Federated Hermes Floating Rate Strategic Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER FRSAX)
CLASS C SHARES (TICKER FRICX)
INSTITUTIONAL SHARES (TICKER FFRSX)
CLASS R6 SHARES (TICKER FFRLX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2020
Under the section entitled “Investment Risks,” please add the following risk description immediately following “Stock Market Risk”:
“Greater China Risk
Although larger and/or more established than many emerging markets, the markets of the Greater China region function in many ways as emerging markets, and carry the high levels of risks associated with emerging markets. Direct investments in, or indirect exposure to, the Greater China region may be subject to the risks associated with trading on less-developed trading markets, in addition to acute political risks such as possible negative repercussions resulting from China’s relationship with Taiwan or Hong Kong, restrictions on monetary repatriation, or other adverse government actions. The attitude of the Chinese government toward growth and capitalism is uncertain, and the markets of Hong Kong and China could be hurt significantly by any government interference or any material change in government policy. For example, the Chinese government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As export-driven economies, the economies of countries in the Greater China region are affected by developments in the economies of their principal trading partners. A downturn in these economies could slow or eliminate the growth of the economies of the Greater China region and adversely impact the Fund’s investments.”
Under the section entitled “Investment Risks,” please add the following risk description immediately following “Real Estate Investment Trust (REIT) Risk”:
“Covenant-Lite Loans Risk
The Fund may invest in loans that may be “covenant lite.” This term typically refers to loans that lack, or contain fewer or contingent, financial maintenance covenants or other provisions intended to provide certain financial protections in favor of lenders as compared to other types of loans. Financial maintenance covenants generally require a borrower to satisfy certain financial metrics at regular intervals over the life of the loan. Loans that include financial maintenance covenants will typically require the borrower to provide a calculation of its financial maintenance covenants and other related financial information on a periodic basis, which permits the lender to monitor the borrower’s financial performance over time. The failure to satisfy a financial maintenance covenant as of any required testing period will result in a default and permit the lender, in certain circumstances, to exercise its rights and remedies against the borrower. Additionally, a lender may determine, based on a borrower’s financial maintenance covenant calculations, that a borrower is experiencing financial distress or decline, which typically permits the lender to engage in negotiations with the borrower or take other actions in order to mitigate losses.
Covenant-lite loans carry greater risks than loans with financial maintenance covenants because the borrower will generally have more flexibility with respect to its activities, and the Fund or lender may receive less frequent or less detailed financial reporting from the borrower and may experience greater delays and difficulties in enforcing its rights if the borrower’s financial performance declines, which may result in losses to the Fund. For example, if a default occurs, covenant-lite loans may exhibit diminished recovery values because the Fund or lender may not have had the opportunity to negotiate with the borrower prior to the default and otherwise may have limited financial information or a limited ability to intervene or obtain concessions from a borrower prior to default. Ultimately, these loans provide fewer protections in favor of the Fund, including with respect to the possibility of default, as well as a more limited ability to declare a default. These risks are particularly acute during a downturn in the credit cycle.”
Under the section entitled “Investment Objective (and Policies) and Investment Limitations,” please delete the sub-section “Illiquid Securities,” in its entirety, and replace it with the following:
“Illiquid Investments
The Fund will not make investments in holdings for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such investments would exceed, in the aggregate, 15% of the Fund’s net assets.”

Under the section entitled “Investment Objective (and Policies) and Investment Limitations,” please delete the sub-section “Additional Information,” in its entirety, and replace it with the following:
“Additional Information
As a matter of non-fundamental investment policy regarding certain of the Fund’s investment restrictions, please note the following additional information.
In applying the concentration restriction, the Fund will adhere to the requirements of the 1940 Act which limits investments in a particular industry or group of industries to no more than 25% of the value of the Fund’s total assets. Further, in applying the concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money and illiquid investments, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
In applying the borrowing limitation, in accordance with Section 18(f)(1) of the 1940 Act and current SEC rules and guidance, the Fund is permitted to borrow money, directly or indirectly, provided that immediately after any such borrowing, the Fund has asset coverage of at least 300% for all of the Fund’s borrowings, and provided further that in the event that such asset coverage shall at any time fall below 300% the Fund shall, within three business days, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
For purposes of the illiquid investments policy, illiquid investments are those that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment taking into account relevant market, trading and investment-specific considerations, and considering market depth.”
December 10, 2020

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455347 (12/20)
© 2020 Federated Hermes, Inc.